Quarterly Holdings Report
for

Fidelity® High Income Fund

July 31, 2021

SPH-QTLY-0921
1.804875.117

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 90.8%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.3%
Energy - 0.3%
Mesquite Energy, Inc. 15% 7/15/23 (a)(b)	$2,912	$9,728
Mesquite Energy, Inc. 15% 7/15/23 (a)(b)	1,690	6,238
		15,966
Nonconvertible Bonds - 90.5%
Aerospace - 5.6%
Allegheny Technologies, Inc. 5.875% 12/1/27	33,529	34,968
Bombardier, Inc.:
7.125% 6/15/26 (c)	15,635	16,221
7.5% 12/1/24 (c)	9,150	9,505
7.5% 3/15/25 (c)	35,388	36,057
7.875% 4/15/27 (c)	30,927	32,049
BWX Technologies, Inc. 4.125% 6/30/28 (c)	14,268	14,625
Howmet Aerospace, Inc. 6.75% 1/15/28	495	608
Kaiser Aluminum Corp.:
4.5% 6/1/31 (c)	8,430	8,767
4.625% 3/1/28 (c)	18,120	18,917
Moog, Inc. 4.25% 12/15/27 (c)	6,699	6,908
Science Applications Internati 4.875% 4/1/28 (c)	1,100	1,154
TransDigm, Inc.:
4.625% 1/15/29 (c)	15,075	15,037
5.5% 11/15/27	48,957	50,548
6.25% 3/15/26 (c)	19,072	20,002
7.5% 3/15/27	3,417	3,620
		268,986
Broadcasting - 1.8%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (c)	9,125	5,293
Gray Television, Inc. 4.75% 10/15/30 (c)	3,980	3,946
Sinclair Television Group, Inc.:
5.125% 2/15/27 (c)	10,250	10,199
5.5% 3/1/30 (c)	4,495	4,489
Sirius XM Radio, Inc.:
4% 7/15/28 (c)	7,720	7,965
4.125% 7/1/30 (c)	14,370	14,825
5% 8/1/27 (c)	11,177	11,680
5.5% 7/1/29 (c)	7,240	7,929
Tegna, Inc.:
4.625% 3/15/28	5,285	5,444
5% 9/15/29	1,920	2,006
Univision Communications, Inc.:
4.5% 5/1/29 (c)	6,080	6,095
6.625% 6/1/27 (c)	8,075	8,683
		88,554
Building Materials - 0.3%
Advanced Drain Systems, Inc. 5% 9/30/27 (c)	10,481	10,939
SRS Distribution, Inc. 4.625% 7/1/28 (c)	3,740	3,815
		14,754
Cable/Satellite TV - 6.0%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (c)	13,839	14,279
4.5% 8/15/30 (c)	16,380	17,199
4.5% 5/1/32	28,106	29,406
4.5% 6/1/33 (c)	8,820	9,182
4.75% 3/1/30 (c)	6,095	6,460
5% 2/1/28 (c)	12,343	12,942
CSC Holdings LLC:
4.125% 12/1/30 (c)	3,834	3,844
4.625% 12/1/30 (c)	55,799	54,962
5.375% 2/1/28 (c)	5,525	5,836
5.5% 4/15/27 (c)	7,114	7,443
7.5% 4/1/28 (c)	2,570	2,803
Dolya Holdco 18 DAC 5% 7/15/28 (c)	12,958	13,191
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (c)	14,959	15,483
6.5% 9/15/28 (c)	22,663	23,551
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)	8,400	8,845
Virgin Media Finance PLC 5% 7/15/30 (c)	8,870	9,025
Virgin Media Secured Finance PLC:
4.5% 8/15/30 (c)	14,430	14,535
5.5% 5/15/29 (c)	5,458	5,831
Ziggo Bond Co. BV 5.125% 2/28/30 (c)	14,625	15,027
Ziggo BV:
4.875% 1/15/30 (c)	8,500	8,768
5.5% 1/15/27 (c)	10,152	10,535
		289,147
Capital Goods - 0.6%
Mueller Water Products, Inc. 4% 6/15/29 (c)	5,345	5,525
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (c)	20,369	21,511
		27,036
Chemicals - 4.4%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (c)	6,655	7,013
Bausch Health Companies, Inc. 6.25% 2/15/29 (c)	14,230	14,158
CF Industries Holdings, Inc.:
4.95% 6/1/43	8,177	10,072
5.15% 3/15/34	3,829	4,748
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.8689% 6/15/22 (c)(d)(e)	2,048	2,030
6.5% 5/15/26 (c)	13,145	13,293
6.875% 6/15/25 (c)	2,853	2,896
Element Solutions, Inc. 3.875% 9/1/28 (c)	199	203
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (c)	12,155	12,325
7% 12/31/27 (c)	1,170	1,143
Methanex Corp.:
5.125% 10/15/27	12,021	13,012
5.25% 12/15/29	4,235	4,682
5.65% 12/1/44	8,639	9,201
NOVA Chemicals Corp.:
4.25% 5/15/29 (c)	5,435	5,498
5.25% 6/1/27 (c)	9,405	10,134
Olin Corp.:
5% 2/1/30	12,697	13,602
5.625% 8/1/29	7,543	8,276
The Chemours Co. LLC:
5.375% 5/15/27	22,929	24,878
5.75% 11/15/28 (c)	33,590	35,647
Valvoline, Inc. 4.25% 2/15/30 (c)	18,200	18,905
		211,716
Consumer Products - 0.7%
Central Garden & Pet Co. 4.125% 10/15/30	199	205
Mattel, Inc.:
3.75% 4/1/29 (c)	7,615	8,047
5.45% 11/1/41	3,108	3,660
6.2% 10/1/40	8,780	11,092
Prestige Brands, Inc. 3.75% 4/1/31 (c)	6,015	5,947
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (c)	2,890	2,892
		31,843
Containers - 1.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (c)	405	418
5.25% 8/15/27 (c)	3,032	3,096
5.25% 8/15/27 (c)	3,284	3,353
6% 2/15/25 (c)	4,730	4,877
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (c)	18,168	18,399
7.875% 7/15/26 (c)	11,370	11,845
Trivium Packaging Finance BV:
5.5% 8/15/26 (c)	11,887	12,422
8.5% 8/15/27 (c)	10,776	11,584
		65,994
Diversified Financial Services - 2.4%
HCRX Investments Holdco LP 4.5% 8/1/29 (c)	2,265	2,310
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	8,675	8,783
4.75% 9/15/24	8,790	9,161
5.25% 5/15/27	54,570	57,230
6.25% 5/15/26	16,066	16,882
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25% 2/1/27 (c)	4,045	4,038
4.75% 6/15/29 (c)	8,170	8,139
VMED O2 UK Financing I PLC 4.25% 1/31/31 (c)	10,144	10,043
		116,586
Diversified Media - 1.1%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (c)	22,138	22,913
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29 (c)	5,350	5,390
5.625% 10/1/28 (c)	7,887	8,331
5.875% 10/1/30 (c)	7,857	8,603
Terrier Media Buyer, Inc. 8.875% 12/15/27 (c)	8,832	9,444
		54,681
Energy - 14.4%
Apache Corp.:
4.25% 1/15/30	1,965	2,049
5.1% 9/1/40	3,993	4,282
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (c)	2,540	2,635
California Resources Corp. 7.125% 2/1/26 (c)	6,755	6,907
Cheniere Energy, Inc. 4.625% 10/15/28	8,940	9,424
Citgo Petroleum Corp.:
6.375% 6/15/26 (c)	31,903	32,541
7% 6/15/25 (c)	21,716	22,293
CNX Resources Corp. 6% 1/15/29 (c)	915	970
Comstock Resources, Inc.:
5.875% 1/15/30 (c)	12,805	12,882
6.75% 3/1/29 (c)	14,795	15,459
7.5% 5/15/25 (c)	1,956	2,024
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (c)	34,683	35,458
5.75% 4/1/25	26,253	26,874
6% 2/1/29 (c)	25,886	26,921
CVR Energy, Inc.:
5.25% 2/15/25 (c)	21,154	20,572
5.75% 2/15/28 (c)	20,653	20,030
DCP Midstream Operating LP 8.125% 8/16/30	4,633	6,173
Delek Logistics Partners LP 7.125% 6/1/28 (c)	13,375	13,905
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (c)	6,983	7,304
EnLink Midstream LLC 5.625% 1/15/28 (c)	1,765	1,868
EnLink Midstream Partners LP:
5.05% 4/1/45	2,315	2,141
5.45% 6/1/47	4,840	4,695
5.6% 4/1/44	825	804
EQM Midstream Partners LP:
4.75% 1/15/31 (c)	2,935	2,986
6.5% 7/1/27 (c)	5,622	6,311
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	8,020	8,441
Harvest Midstream I LP 7.5% 9/1/28 (c)	8,630	9,228
Hess Midstream Partners LP:
5.125% 6/15/28 (c)	9,320	9,763
5.625% 2/15/26 (c)	6,930	7,207
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (c)	3,025	3,157
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (c)	8,270	8,384
MEG Energy Corp.:
5.875% 2/1/29 (c)	5,175	5,343
7.125% 2/1/27 (c)	3,178	3,335
Mesquite Energy, Inc. 7.25% 2/15/23 (b)(c)(f)	28,768	0
New Fortress Energy, Inc.:
6.5% 9/30/26 (c)	33,690	34,034
6.75% 9/15/25 (c)	35,822	36,539
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (c)	31,210	32,068
Occidental Petroleum Corp.:
3.5% 8/15/29	11,165	11,137
4.3% 8/15/39	1,820	1,804
5.55% 3/15/26	4,855	5,314
6.125% 1/1/31	11,855	14,005
6.2% 3/15/40	1,770	2,049
6.45% 9/15/36	11,995	14,482
6.625% 9/1/30	5,700	6,954
7.5% 5/1/31	14,900	18,923
7.875% 9/15/31	1,230	1,599
8.875% 7/15/30	5,105	6,888
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (c)	33,465	30,704
Rockies Express Pipeline LLC:
4.8% 5/15/30 (c)	2,055	2,091
4.95% 7/15/29 (c)	4,649	4,788
6.875% 4/15/40 (c)	1,728	1,820
SM Energy Co.:
5.625% 6/1/25	4,495	4,416
6.5% 7/15/28	4,770	4,750
6.75% 9/15/26	1,335	1,325
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	5,514	5,638
5.875% 3/15/28	5,400	5,684
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (c)	3,235	3,322
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (c)	7,865	8,042
6% 3/1/27 (c)	17,842	18,422
6% 12/31/30 (c)	9,555	10,033
7.5% 10/1/25 (c)	1,015	1,101
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32 (c)	8,285	8,564
4.875% 2/1/31 (c)	11,060	11,959
Transocean Guardian Ltd. 5.875% 1/15/24 (c)	3,581	3,393
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (c)	734	742
Transocean Pontus Ltd. 6.125% 8/1/25 (c)	1,936	1,912
Transocean Poseidon Ltd. 6.875% 2/1/27 (c)	2,670	2,603
Transocean Proteus Ltd. 6.25% 12/1/24 (c)	811	803
Transocean Sentry Ltd. 5.375% 5/15/23 (c)	3,929	3,703
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (c)	5,990	6,117
4.125% 8/15/31 (c)	5,930	6,140
Western Gas Partners LP:
4.35% 2/1/25	2,855	2,991
5.3% 2/1/30	10,415	11,691
		690,916
Environmental - 1.1%
Darling Ingredients, Inc. 5.25% 4/15/27 (c)	3,450	3,613
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (c)	18,048	17,916
Madison IAQ LLC:
4.125% 6/30/28 (c)	11,405	11,422
5.875% 6/30/29 (c)	14,265	14,418
Stericycle, Inc. 3.875% 1/15/29 (c)	7,115	7,213
		54,582
Food & Drug Retail - 0.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (c)	27,353	27,627
4.875% 2/15/30 (c)	6,840	7,404
Emergent BioSolutions, Inc. 3.875% 8/15/28 (c)	199	198
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (c)	1,825	1,820
		37,049
Food/Beverage/Tobacco - 3.9%
C&S Group Enterprises LLC 5% 12/15/28 (c)	17,720	17,587
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (c)	22,188	24,296
JBS U.S.A. Lux SA / JBS Food Co.:
3.75% 12/1/31 (c)	10,535	10,825
5.5% 1/15/30 (c)	8,941	9,980
6.5% 4/15/29 (c)	25,523	28,650
Performance Food Group, Inc.:
5.5% 10/15/27 (c)	7,267	7,570
6.875% 5/1/25 (c)	7,799	8,296
Post Holdings, Inc.:
4.5% 9/15/31 (c)	11,085	11,218
4.625% 4/15/30 (c)	11,206	11,416
5.5% 12/15/29 (c)	13,752	14,715
Primo Water Holdings, Inc. 4.375% 4/30/29 (c)	13,935	13,935
TreeHouse Foods, Inc. 4% 9/1/28	5,480	5,487
Triton Water Holdings, Inc. 6.25% 4/1/29 (c)	15,830	15,850
U.S. Foods, Inc. 4.75% 2/15/29 (c)	5,975	6,095
		185,920
Gaming - 3.7%
Affinity Gaming LLC 6.875% 12/15/27 (c)	11,210	11,886
Boyd Gaming Corp. 4.75% 12/1/27	547	567
Caesars Entertainment, Inc.:
6.25% 7/1/25 (c)	11,584	12,221
8.125% 7/1/27 (c)	28,249	31,065
Caesars Resort Collection LLC 5.25% 10/15/25 (c)	25,280	25,486
Golden Entertainment, Inc. 7.625% 4/15/26 (c)	14,671	15,551
Golden Nugget, Inc. 6.75% 10/15/24 (c)	13,436	13,470
MCE Finance Ltd.:
5.375% 12/4/29 (c)	4,283	4,417
5.75% 7/21/28 (c)	6,406	6,638
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	12,645	13,467
4.5% 1/15/28	789	836
5.75% 2/1/27	2,431	2,717
MGM Resorts International:
4.75% 10/15/28	199	209
5.5% 4/15/27	199	216
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875% 11/1/26 (c)	3,830	3,887
Station Casinos LLC:
4.5% 2/15/28 (c)	19,385	19,482
5% 10/1/25 (c)	2,644	2,674
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (c)	6,396	6,714
Wynn Macau Ltd.:
5.5% 10/1/27 (c)	4,718	4,850
5.625% 8/26/28 (c)	3,870	3,967
		180,320
Healthcare - 6.3%
AMN Healthcare 4% 4/15/29 (c)	199	204
Avantor Funding, Inc. 4.625% 7/15/28 (c)	10,145	10,678
Bausch Health Companies, Inc.:
4.875% 6/1/28 (c)	6,435	6,640
5% 1/30/28 (c)	9,705	9,256
5% 2/15/29 (c)	2,670	2,523
5.25% 1/30/30 (c)	5,993	5,640
7% 1/15/28 (c)	11,240	11,802
Centene Corp.:
3.375% 2/15/30	8,220	8,576
4.625% 12/15/29	4,825	5,288
5.375% 6/1/26 (c)	2,530	2,636
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (c)	3,220	3,305
4.25% 5/1/28 (c)	833	869
Community Health Systems, Inc.:
4.75% 2/15/31 (c)	9,690	9,835
5.625% 3/15/27 (c)	9,830	10,408
6% 1/15/29 (c)	5,345	5,686
6.125% 4/1/30 (c)	8,060	8,165
6.875% 4/15/29 (c)	5,345	5,626
8% 3/15/26 (c)	22,381	23,995
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (c)	5,820	5,970
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (c)	23,955	24,763
Hologic, Inc.:
3.25% 2/15/29 (c)	7,785	7,863
4.625% 2/1/28 (c)	144	152
IQVIA, Inc. 5% 10/15/26 (c)	2,090	2,147
Jazz Securities DAC 4.375% 1/15/29 (c)	15,105	15,744
Molina Healthcare, Inc. 3.875% 11/15/30 (c)	3,650	3,864
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (c)	14,995	15,376
5.125% 4/30/31 (c)	5,955	6,134
Owens & Minor, Inc. 4.5% 3/31/29 (c)	2,825	2,896
Radiology Partners, Inc. 9.25% 2/1/28 (c)	8,870	9,557
RP Escrow Issuer LLC 5.25% 12/15/25 (c)	14,720	15,051
Teleflex, Inc. 4.25% 6/1/28 (c)	1,665	1,736
Tenet Healthcare Corp.:
4.25% 6/1/29 (c)	11,255	11,480
4.625% 6/15/28 (c)	12,728	13,172
4.875% 1/1/26 (c)	4,510	4,657
6.125% 10/1/28 (c)	18,725	19,942
6.25% 2/1/27 (c)	3,394	3,534
Valeant Pharmaceuticals International, Inc. 8.5% 1/31/27 (c)	5,574	6,026
Vizient, Inc. 6.25% 5/15/27 (c)	660	691
		301,887
Homebuilders/Real Estate - 2.4%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (c)(g)	2,725	2,733
Howard Hughes Corp.:
4.125% 2/1/29 (c)	3,575	3,542
4.375% 2/1/31 (c)	3,575	3,566
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (c)	12,970	13,602
Service Properties Trust 4.95% 10/1/29	3,465	3,358
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (c)	22,410	22,477
6.5% 2/15/29 (c)	64,720	65,598
		114,876
Hotels - 0.5%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (c)	10,010	9,985
3.75% 5/1/29 (c)	1,315	1,329
4% 5/1/31 (c)	4,735	4,846
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	318	329
NCL Finance Ltd. 6.125% 3/15/28 (c)	1,795	1,813
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (c)	1,740	1,740
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (c)	4,760	4,920
		24,962
Insurance - 1.7%
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (c)	1,700	1,690
6.75% 10/15/27 (c)	34,563	36,075
AmWINS Group, Inc. 4.875% 6/30/29 (c)	15,910	16,228
AssuredPartners, Inc. 5.625% 1/15/29 (c)	3,570	3,544
HUB International Ltd. 7% 5/1/26 (c)	9,695	10,036
USI, Inc. 6.875% 5/1/25 (c)	11,651	11,869
		79,442
Leisure - 2.1%
Carnival Corp.:
4% 8/1/28 (c)	11,175	11,147
5.75% 3/1/27 (c)	19,405	19,635
6.65% 1/15/28	810	863
7.625% 3/1/26 (c)	20,635	21,796
NCL Corp. Ltd. 5.875% 3/15/26 (c)	2,355	2,373
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (c)	11,500	11,225
5.5% 4/1/28 (c)	13,530	13,797
9.125% 6/15/23 (c)	2,095	2,279
11.5% 6/1/25 (c)	8,915	10,230
Viking Cruises Ltd. 13% 5/15/25 (c)	2,830	3,283
Voc Escrow Ltd. 5% 2/15/28 (c)	5,200	5,161
		101,789
Metals/Mining - 1.2%
First Quantum Minerals Ltd.:
6.5% 3/1/24 (c)	7,499	7,641
6.875% 10/15/27 (c)	10,200	11,054
7.25% 4/1/23 (c)	11,019	11,229
FMG Resources (August 2006) Pty Ltd.:
4.375% 4/1/31 (c)	8,805	9,586
4.5% 9/15/27 (c)	110	120
Howmet Aerospace, Inc. 5.95% 2/1/37	415	526
HudBay Minerals, Inc. 4.5% 4/1/26 (c)	2,410	2,452
Nufarm Australia Ltd. 5.75% 4/30/26 (c)	14,994	15,425
		58,033
Paper - 0.7%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 4% 9/1/29 (c)	11,060	11,074
Intertape Polymer Group, Inc. 4.375% 6/15/29 (c)	9,680	9,893
SPA Holdings 3 OY 4.875% 2/4/28 (c)	12,635	12,703
		33,670
Railroad - 0.3%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (c)	14,490	14,508
Restaurants - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (c)	15,716	15,674
Yum! Brands, Inc. 4.625% 1/31/32	9,720	10,437
		26,111
Services - 5.8%
ADT Corp. 4.125% 8/1/29 (c)	11,320	11,387
Adtalem Global Education, Inc. 5.5% 3/1/28 (c)	20,160	20,689
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29 (c)	2,160	2,163
6.625% 7/15/26 (c)	1,740	1,842
APX Group, Inc. 6.75% 2/15/27 (c)	7,160	7,590
Aramark Services, Inc. 5% 2/1/28 (c)	18,342	19,055
Ascend Learning LLC:
6.875% 8/1/25 (c)	9,631	9,812
6.875% 8/1/25 (c)	5,298	5,397
ASGN, Inc. 4.625% 5/15/28 (c)	4,995	5,213
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (c)	4,087	4,102
4.625% 6/1/28 (c)	11,153	11,153
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (c)	10,230	10,435
4% 7/1/29 (c)	1,930	1,982
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (c)	22,460	22,842
CoreCivic, Inc.:
4.75% 10/15/27	5,530	5,060
8.25% 4/15/26	15,355	16,275
Gartner, Inc.:
3.625% 6/15/29 (c)	2,760	2,826
3.75% 10/1/30 (c)	3,665	3,766
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (c)	23,604	24,342
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (c)	14,125	14,619
PowerTeam Services LLC 9.033% 12/4/25 (c)	5,325	5,865
Prime Securities Services Borrower LLC/Prime Finance, Inc.:
3.375% 8/31/27 (c)	199	194
5.75% 4/15/26 (c)	199	218
Service Corp. International:
4% 5/15/31	7,025	7,252
5.125% 6/1/29	6,728	7,266
Sotheby's 7.375% 10/15/27 (c)	23,150	24,728
The GEO Group, Inc. 6% 4/15/26	3,720	3,027
TriNet Group, Inc. 3.5% 3/1/29 (c)	11,040	11,054
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (c)	16,787	17,563
		277,717
Super Retail - 1.0%
Academy Ltd. 6% 11/15/27 (c)	1,988	2,135
Bath & Body Works, Inc.:
5.25% 2/1/28	1,045	1,175
6.625% 10/1/30 (c)	1,610	1,856
6.694% 1/15/27	3,785	4,490
6.75% 7/1/36	1,610	2,053
EG Global Finance PLC:
6.75% 2/7/25 (c)	8,778	8,986
8.5% 10/30/25 (c)	10,693	11,201
Levi Strauss & Co. 3.5% 3/1/31 (c)	6,205	6,369
Wolverine World Wide, Inc. 6.375% 5/15/25 (c)	7,155	7,638
		45,903
Technology - 4.4%
Acuris Finance U.S. 5% 5/1/28 (c)	17,010	16,840
Arches Buyer, Inc.:
4.25% 6/1/28 (c)	8,490	8,615
6.125% 12/1/28 (c)	15,690	16,197
Black Knight InfoServ LLC 3.625% 9/1/28 (c)	9,100	9,119
CDK Global, Inc. 5.25% 5/15/29 (c)	4,565	4,964
Clarivate Science Holdings Corp.:
3.875% 6/30/28 (c)	3,435	3,463
4.875% 6/30/29 (c)	3,250	3,273
Crowdstrike Holdings, Inc. 3% 2/15/29	4,975	5,043
Elastic NV 4.125% 7/15/29 (c)	4,155	4,171
Gartner, Inc. 4.5% 7/1/28 (c)	4,860	5,139
ION Trading Technologies Ltd. 5.75% 5/15/28 (c)	15,910	16,467
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (c)	12,175	13,697
ON Semiconductor Corp. 3.875% 9/1/28 (c)	3,980	4,146
Open Text Holdings, Inc. 4.125% 2/15/30 (c)	11,102	11,463
Rackspace Hosting, Inc. 5.375% 12/1/28 (c)	58,949	60,012
Sensata Technologies BV 4% 4/15/29 (c)	4,865	4,993
TTM Technologies, Inc. 4% 3/1/29 (c)	20,995	21,126
Twilio, Inc. 3.875% 3/15/31	3,555	3,718
		212,446
Telecommunications - 11.8%
Altice Financing SA:
5% 1/15/28 (c)	21,918	21,534
7.5% 5/15/26 (c)	15,105	15,716
Altice France Holding SA 6% 2/15/28 (c)	19,923	19,649
Altice France SA:
5.125% 1/15/29 (c)	24,489	24,673
5.125% 7/15/29 (c)	16,680	16,804
5.5% 1/15/28 (c)	25,100	25,728
8.125% 2/1/27 (c)	29,198	31,614
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (c)	68,097	72,078
7.5% 10/15/26 (c)	17,785	18,582
Cablevision Lightpath LLC:
3.875% 9/15/27 (c)	2,379	2,361
5.625% 9/15/28 (c)	1,395	1,419
Consolidated Communications, Inc. 5% 10/1/28 (c)	2,595	2,609
Frontier Communications Holdings LLC:
5% 5/1/28 (c)	21,600	22,343
5.875% 10/15/27 (c)	21,333	22,798
5.875% 11/1/29	8,849	9,048
6.75% 5/1/29 (c)	10,390	11,065
Level 3 Financing, Inc.:
3.625% 1/15/29 (c)	5,309	5,157
4.25% 7/1/28 (c)	13,680	13,928
4.625% 9/15/27 (c)	13,635	14,160
Lumen Technologies, Inc.:
4.5% 1/15/29 (c)	22,935	22,518
5.125% 12/15/26 (c)	13,100	13,615
6.875% 1/15/28	3,445	3,899
Millicom International Cellular SA:
4.5% 4/27/31 (c)	565	588
5.125% 1/15/28 (c)	3,259	3,398
6.625% 10/15/26 (c)	5,277	5,567
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 6% 2/15/28 (c)	1,565	1,538
Sable International Finance Ltd. 5.75% 9/7/27 (c)	6,328	6,640
Sprint Capital Corp.:
6.875% 11/15/28	20,702	26,708
8.75% 3/15/32	20,927	32,256
Telecom Italia Capital SA:
6% 9/30/34	3,767	4,330
7.2% 7/18/36	5,424	6,972
7.721% 6/4/38	1,075	1,443
Uniti Group, Inc.:
7.125% 12/15/24 (c)	10,513	10,802
7.875% 2/15/25 (c)	38,598	41,107
Windstream Escrow LLC 7.75% 8/15/28 (c)	16,545	16,876
Zayo Group Holdings, Inc.:
4% 3/1/27 (c)	4,595	4,572
6.125% 3/1/28 (c)	14,788	15,049
		569,144
Transportation Ex Air/Rail - 0.4%
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (c)	2,855	2,941
Seaspan Corp. 5.5% 8/1/29 (c)	15,650	15,606
		18,547
Utilities - 3.2%
Clearway Energy Operating LLC:
3.75% 2/15/31 (c)	11,405	11,405
4.75% 3/15/28 (c)	1,670	1,770
DCP Midstream Operating LP 5.125% 5/15/29	10,209	11,374
Global Partners LP/GLP Finance Corp. 7% 8/1/27	9,171	9,585
InterGen NV 7% 6/30/23 (c)	21,432	21,218
NRG Energy, Inc.:
3.375% 2/15/29 (c)	7,295	7,259
3.625% 2/15/31 (c)	3,645	3,672
5.25% 6/15/29 (c)	5,795	6,215
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (c)	7,646	8,181
PG&E Corp.:
5% 7/1/28	8,655	8,428
5.25% 7/1/30	31,535	30,786
Pike Corp. 5.5% 9/1/28 (c)	18,107	18,476
Vistra Operations Co. LLC:
5% 7/31/27 (c)	9,361	9,665
5.625% 2/15/27 (c)	6,900	7,159
		155,193

TOTAL NONCONVERTIBLE BONDS		4,352,312

TOTAL CORPORATE BONDS
(Cost $4,310,597)		4,368,278
	Shares	Value (000s)

Common Stocks - 0.9%
Energy - 0.4%
California Resources Corp. (h)	29,160	820
California Resources Corp. warrants 10/27/24 (h)	5,070	28
Forbes Energy Services Ltd. (h)	47,062	4
Jonah Energy Parent LLC (b)	230,196	10,578
Mesquite Energy, Inc. (b)(h)	231,164	8,223

TOTAL ENERGY		19,653

Food & Drug Retail - 0.5%
Southeastern Grocers, Inc. (a)(b)(h)	1,337,468	25,064
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (b)(h)	1	24
TOTAL COMMON STOCKS
(Cost $29,590)		44,741
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 4.7%
Cable/Satellite TV - 0.2%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (d)(e)(i)	11,018	10,981
Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 5/7/25 (d)(e)(i)	11,485	10,939
Energy - 0.2%
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1473% 2/6/25 (d)(e)(i)	6,588	6,538
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(d)(e)(f)(i)	4,288	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(d)(e)(f)(i)	1,830	0

TOTAL ENERGY		6,538

Food/Beverage/Tobacco - 0.1%
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1473% 2/6/25 (d)(e)(i)	4,518	4,484
Gaming - 0.9%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (d)(e)(i)	18,004	17,899
Golden Nugget LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (d)(e)(i)	25,501	25,239

TOTAL GAMING		43,138

Healthcare - 0.6%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (d)(e)(i)	19,461	19,443
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/4/28 (d)(e)(i)	885	884
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/5/28 (d)(e)(i)	2,255	2,257
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.125% 6/13/26 (d)(e)(i)	6,748	6,750

TOTAL HEALTHCARE		29,334

Insurance - 0.6%
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (d)(e)(i)	10,539	10,523
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8752% 4/25/25 (d)(e)(i)	18,029	17,752

TOTAL INSURANCE		28,275

Leisure - 0.3%
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7/8/28 (d)(e)(i)(j)	14,350	14,278
Services - 0.1%
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/14/28 (d)(e)(i)	3,940	3,934
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (d)(e)(i)	1,174	1,151
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (d)(e)(i)	1,249	1,226

TOTAL SERVICES		6,311

Super Retail - 0.2%
LBM Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/18/27 (d)(e)(i)	7,970	7,891
Technology - 0.8%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (d)(e)(i)	2,807	2,811
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8458% 4/30/27 (d)(e)(i)	6,928	6,905
Tempo Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/31/26 (d)(e)(i)	10,829	10,806
UKG, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 5/4/26 (d)(e)(i)	15,470	15,452

TOTAL TECHNOLOGY		35,974

Telecommunications - 0.5%
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9% 5/31/25 (d)(e)(i)	22,482	17,649
Intelsat Jackson Holdings SA:
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (d)(e)(i)	820	834
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (d)(e)(i)	6,281	6,322

TOTAL TELECOMMUNICATIONS		24,805

TOTAL BANK LOAN OBLIGATIONS
(Cost $227,814)		222,948
	Shares	Value (000s)

Money Market Funds - 4.1%
Fidelity Cash Central Fund 0.06% (k)
(Cost $196,954)	196,923,913	196,963
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $4,764,955)		4,832,930
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(22,492)
NET ASSETS - 100%		$4,810,438

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $41,030,000 or 0.9% of net assets.

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,592,631,000 or 74.7% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing - Security is in default.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Non-income producing

 (i) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (j) The coupon rate will be determined upon settlement of the loan after period end.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Mesquite Energy, Inc. 15% 7/15/23	11/5/20 - 7/15/21	$2,913
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 7/15/21	$1,691
Southeastern Grocers, Inc.	6/1/18	$9,408

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$26
Total	$26

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$291,146	$821,267	$915,450	$--	$--	$196,963	0.3%
Total	$291,146	$821,267	$915,450	$--	$--	$196,963

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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